Core Alternative ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Basic Materials - 3.8%
Air Products & Chemicals, Inc.	34,066	$10,401,372
The Mosaic Co.	122,670	5,000,029
		15,401,401
Communications - 7.2%
Alphabet, Inc. - Class A (a)	81,071	10,759,743
Cisco Systems, Inc.	186,978	9,730,335
FactSet Research Systems, Inc.	19,562	8,510,253
		29,000,331
Consumer, Cyclical - 12.1%
Dollar General Corp.	44,386	7,495,020
Genuine Parts Co.	63,521	9,891,490
McDonald's Corp.	35,138	10,302,462
Starbucks Corp.	97,778	9,931,311
Walmart, Inc.	69,975	11,186,204
		48,806,487
Consumer, Non-Cyclical - 22.2%
Amgen, Inc.	39,123	9,160,650
CVS Health Corp.	57,908	4,325,148
Diageo PLC - ADR (b)	58,819	10,348,615
Eli Lilly & Co.	25,459	11,572,389
Johnson & Johnson	71,444	11,969,013
Merck & Co., Inc.	97,223	10,368,833
PepsiCo, Inc.	52,322	9,808,282
The Procter & Gamble Co.	69,250	10,823,775
UnitedHealth Group, Inc.	21,310	10,790,745
		89,167,450
Energy - 5.0%
Chevron Corp.	61,876	10,126,626
Exxon Mobil Corp.	91,688	9,832,621
		19,959,247
Financial - 14.2%
Aflac, Inc.	152,189	11,009,352
Capital One Financial Corp.	67,693	7,921,435
Chubb Ltd. (b)	36,601	7,481,610
CME Group, Inc.	28,642	5,698,612
JPMorgan Chase & Co.	88,211	13,933,810
Morgan Stanley	119,914	10,979,326
		57,024,145
Industrial - 11.2%
Emerson Electric Co.	105,400	9,628,290
L3Harris Technologies, Inc.	37,986	7,197,967
Lockheed Martin Corp.	19,813	8,843,929
Norfolk Southern Corp.	39,499	9,226,571
Waste Management, Inc.	62,905	10,303,210
		45,199,967
Technology - 18.2%
Accenture PLC - Class A (b)	31,020	9,813,177
Advanced Micro Devices, Inc. (a)	80,506	9,209,887
Apple, Inc.	52,060	10,227,187
Broadridge Financial Solutions, Inc.	64,237	10,786,677
Fiserv, Inc. (a)	93,806	11,839,255
Microsoft Corp.	32,071	10,773,290
Paychex, Inc.	84,206	10,565,327
		73,214,800
Utilities - 4.5%
NextEra Energy, Inc.	107,362	7,869,635
The Southern Co.	139,733	10,108,285
		17,977,920
Total Common Stocks (Cost $362,207,600)		395,751,748

MONEY MARKET FUNDS - 1.7%
Short-Term Investments - 1.7%
First American Government Obligations Fund - Class X, 5.10% (c)	6,784,453	6,784,453
Total Money Market Funds (Cost $6,784,453)		6,784,453

PURCHASED OPTIONS - 0.7%	Number of Contracts (d)		Notional Value
PURCHASED PUT OPTIONS - 0.7%
CBOE S&P 500 Index
Expiration: August 2023, Exercise Price: $4,530	450	729,000	206,503,200
Expiration: August 2023, Exercise Price: $4,540	650	585,000	298,282,400
Expiration: August 2023, Exercise Price: $4,565	700	1,743,000	321,227,200
Total Purchased Options (Cost $5,280,624)		3,057,000

Total Investments - 100.8% (Cost $374,272,677)		405,593,201
Other Assets Less Liabilities - (0.8)%		(3,183,251)
Net Assets - 100%		$402,409,950

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield at period end.
(d)	Each contract has a multiplier of 100.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$395,751,748	$-	$-	$395,751,748
Money Market Funds	6,784,453	-	-	6,784,453
Purchased Options	-	3,057,000	-	3,057,000
Total Investments - Assets	$402,536,201	$3,057,000	$-	$405,593,201

* See the Schedule of Investments for industry classifications.